CHANGES IN ACCOUNTING POLICIES - Consolidated Financial Statement Impacts (Details) - CAD ($) $ in Millions	Dec. 31, 2018		Dec. 31, 2019	Jan. 01, 2019
Current assets
Trade receivables and other (Note 7)	$ 604	[1]	$ 692
Non-current assets
Property, plant and equipment (Note 8)	14,730	[1]	18,775
Right-of-use assets			822	$ 427
Current liabilities
Trade payables and other (Note 12)	803	[1]	1,013
Loans and borrowings (Note 14)	480	[1]	74
Lease liabilities			112
Non-current liabilities
Loans and borrowings (Note 14)	7,057	[1]	10,078
Lease liabilities			707
Deferred tax liabilities (Note 11)	2,774	[1]	2,906
Other liabilities	239	[1]	179
Equity
Attributable to shareholders	14,344	[1]	16,710
Lease liabilities			$ 819
IFRS 16
Current assets
Trade receivables and other (Note 7)				605
Non-current assets
Property, plant and equipment (Note 8)				14,712
Right-of-use assets				427
Advances to related parties and other assets (Note 27)				177
Current liabilities
Trade payables and other (Note 12)				863
Loans and borrowings (Note 14)				472
Lease liabilities				64
Non-current liabilities
Loans and borrowings (Note 14)				7,046
Lease liabilities				416
Deferred tax liabilities (Note 11)				2,782
Other liabilities				198
Equity
Attributable to shareholders				14,366
Lease liabilities				480
Sublease arrangements	33
Onerous lease liability	20
Previously Reported | IFRS 16
Current assets
Trade receivables and other (Note 7)	604
Non-current assets
Property, plant and equipment (Note 8)	14,730
Advances to related parties and other assets (Note 27)	144
Current liabilities
Trade payables and other (Note 12)	870
Loans and borrowings (Note 14)	480
Non-current liabilities
Loans and borrowings (Note 14)	7,057
Deferred tax liabilities (Note 11)	2,774
Other liabilities	239
Equity
Attributable to shareholders	$ 14,344
Adjustments | IFRS 16
Current assets
Trade receivables and other (Note 7)				1
Non-current assets
Property, plant and equipment (Note 8)				(18)
Right-of-use assets				427
Advances to related parties and other assets (Note 27)				33
Current liabilities
Trade payables and other (Note 12)				(7)
Loans and borrowings (Note 14)				(8)
Lease liabilities				64
Non-current liabilities
Loans and borrowings (Note 14)				(11)
Lease liabilities				416
Deferred tax liabilities (Note 11)				8
Other liabilities				(41)
Equity
Attributable to shareholders				$ 22

[1]	Pembina has applied IFRS 16 Leases at January 1, 2019 using the modified retrospective approach and has not restated comparative information. See Note 3.